LEASES - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jan. 01, 2022
LEASES
Operating lease right-of-use asset, net	$ 49,941,971	$ 36,304,289
Operating lease liability - current	7,182,381	7,370,890
Operating lease liability	43,962,492	$ 29,884,584
Cumulative effect adjustment of unamortized deferred lease costs incurred to retained earnings	$ 414,373